Consolidated Statements of Equity In Thousands, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Capital surplus USD ($)	Capital surplus JPY (¥)	Appropriated for legal reserve USD ($)	Appropriated for legal reserve JPY (¥)	Unappropriated USD ($)	Unappropriated JPY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Total Komatsu Ltd. shareholders' equity USD ($)	Total Komatsu Ltd. shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2009		¥ 848,334,000		¥ 67,870,000		¥ 140,092,000		¥ 28,472,000		¥ 719,222,000		¥ (105,744,000)		¥ (34,971,000)		¥ 814,941,000		¥ 33,393,000
Cash dividends		(28,548,000)								(25,180,000)						(25,180,000)		(3,368,000)
Transfer to retained earnings appropriated for legal reserve								3,511,000		(3,511,000)
Other changes		2,531,000																2,531,000
Comprehensive income (loss)
Net income		41,203,000								33,559,000						33,559,000		7,644,000
Other comprehensive income (loss), for the period, net of tax (Note 14)
Foreign currency translation adjustments		993,000										(904,000)				(904,000)		1,897,000
Net unrealized holding gains (losses) on securities available for sale		5,480,000										5,480,000				5,480,000
Pension liability adjustments		4,922,000										4,920,000				4,920,000		2,000
Net unrealized holding gains (losses) on derivative instruments		1,339,000										614,000				614,000		725,000
Comprehensive income		53,937,000														43,669,000		10,268,000
Issuance and exercise of stock acquisition rights (Note 13)		413,000				413,000										413,000
Purchase of treasury stock		(40,000)												(40,000)		(40,000)
Sales of treasury stock		172,000				(84,000)								256,000		172,000
Ending Balance at Mar. 31, 2010		876,799,000		67,870,000		140,421,000		31,983,000		724,090,000		(95,634,000)		(34,755,000)		833,975,000		42,824,000
Cash dividends		(26,172,000)								(25,178,000)						(25,178,000)		(994,000)
Transfer to retained earnings appropriated for legal reserve								2,511,000		(2,511,000)
Other changes		2,124,000				(51,000)						7,000				(44,000)		2,168,000
Comprehensive income (loss)
Net income		157,827,000								150,752,000						150,752,000		7,075,000
Other comprehensive income (loss), for the period, net of tax (Note 14)
Foreign currency translation adjustments		(39,529,000)										(37,237,000)				(37,237,000)		(2,292,000)
Net unrealized holding gains (losses) on securities available for sale		1,978,000										1,978,000				1,978,000
Pension liability adjustments		(91,000)										(91,000)				(91,000)
Net unrealized holding gains (losses) on derivative instruments		(26,000)										(82,000)				(82,000)		56,000
Comprehensive income		120,159,000														115,320,000		4,839,000
Issuance and exercise of stock acquisition rights (Note 13)		109,000				109,000										109,000
Purchase of treasury stock		(583,000)												(583,000)		(583,000)
Sales of treasury stock		244,000				44,000								200,000		244,000
Ending Balance at Mar. 31, 2011	11,861,952	972,680,000	827,683	67,870,000	1,713,695	140,523,000	420,659	34,494,000	10,331,134	847,153,000	(1,598,280)	(131,059,000)	(428,512)	(35,138,000)	11,266,379	923,843,000	595,573	48,837,000
Cash dividends	(562,781)	(46,148,000)							(484,159)	(39,701,000)					(484,159)	(39,701,000)	(78,622)	(6,447,000)
Transfer to retained earnings appropriated for legal reserve							42,195	3,460,000	(42,195)	(3,460,000)
Other changes	(51,645)	(4,235,000)			(2,987)	(245,000)					415	34,000			(2,572)	(211,000)	(49,073)	(4,024,000)
Comprehensive income (loss)
Net income	2,155,463	176,748,000							2,037,085	167,041,000					2,037,085	167,041,000	118,378	9,707,000
Other comprehensive income (loss), for the period, net of tax (Note 14)
Foreign currency translation adjustments	(109,171)	(8,952,000)									(106,817)	(8,759,000)			(106,817)	(8,759,000)	(2,354)	(193,000)
Net unrealized holding gains (losses) on securities available for sale	8,841	725,000									8,841	725,000			8,841	725,000
Pension liability adjustments	(23,695)	(1,943,000)									(23,537)	(1,930,000)			(23,537)	(1,930,000)	(158)	(13,000)
Net unrealized holding gains (losses) on derivative instruments	(18,366)	(1,506,000)									(17,073)	(1,400,000)			(17,073)	(1,400,000)	(1,293)	(106,000)
Comprehensive income	2,013,072	165,072,000													1,898,499	155,677,000	114,573	9,395,000
Issuance and exercise of stock acquisition rights (Note 13)	8,524	699,000			8,524	699,000									8,524	699,000
Purchase of treasury stock	(379,488)	(31,118,000)											(379,488)	(31,118,000)	(379,488)	(31,118,000)
Sales of treasury stock	6,183	507,000			(159)	(13,000)							6,342	520,000	6,183	507,000
Retirement of treasury stock (Note 13)		(22,218,000)			(31,463)	(2,580,000)			(239,488)	(19,638,000)			270,951	22,218,000
Ending Balance at Mar. 31, 2012	$ 12,895,817	¥ 1,057,457,000	$ 827,683	¥ 67,870,000	$ 1,687,610	¥ 138,384,000	$ 462,854	¥ 37,954,000	$ 11,602,377	¥ 951,395,000	$ (1,736,451)	¥ (142,389,000)	$ (530,707)	¥ (43,518,000)	$ 12,313,366	¥ 1,009,696,000	$ 582,451	¥ 47,761,000